CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (68,680)	$ (29,554)	$ (142,734)	$ (76,220)	$ (75,556)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	4,704	2,925	13,636	7,499	6,301
Noncash rent expense	87		377	37	(120)
Noncash interest expense	2,583	42
Stock-based compensation expense	4,842	4,831	17,613	7,210	4,500
Advertising expense paid through issuance of common stock and warrants			1,802	1,934	1,252
Amortization of debt discount					141
Gain on derivative fair value adjustment					(184)
Loss on exit activities		179	179		877
Loss on disposal of assets		730	730		185
Loss on conversion of promissory notes					650
Loss from equity method investment	203		479
Gain on initial equity method investment			(3,000)
Deferred income taxes	9	7	54	19	145
Changes in operating assets and liabilities:
Cash reserved for users	29,135	18,778	(32,302)	(22,633)	(17,346)
Receivables reserved for users	9,302	3,026	1,506	(4,087)	5,680
Prepaid expenses and other current assets	4,091	2,275	(9,554)	(2,214)	(4,175)
Deposits	(411)	1	(930)	728	(133)
Accounts payable and accrued expenses	(2,378)	(7,602)	27,946	5,699	(29,793)
Other long-term liabilities	3,420	10,078	18,028	12,068	5,307
Settlement liability			(3,400)	(2,212)	783
Liabilities to users	(37,669)	(22,110)	30,266	26,562	11,562
Net cash used in Operating Activities	(50,762)	(16,394)	(78,880)	(45,579)	(88,437)
Cash Flows from Investing Activities:
Purchases of property and equipment	(1,871)	(10,571)	(16,703)	(13,683)	(599)
Capitalization of internal-use software costs	(3,887)	(3,106)	(14,816)	(12,738)	(7,116)
Acquisition of state licenses	(571)	(100)	(10,752)	(251)
Net cash used in investing activities	(6,329)	(13,777)	(42,271)	(26,672)	(7,715)
Cash Flows from Financing Activities:
Net proceeds from term notes	37,750		3,000
Repayment of notes payable				(1,250)
Net proceeds from issuance of common stock			439
Net cost due to conversion of Series E Stock					(272)
Net proceeds from issuance of convertible promissory notes	39,440		68,087
Proceeds from exercise of stock options	467	126	1,148	552	180
Net cash provided by Financing Activities	77,657	7,371	79,776	140,892	118,531
Net Increase (Decrease) in Cash	20,566	(22,800)	(41,375)	68,641	22,379
Cash at Beginning of Year	76,533	117,908	117,908	49,267	26,888
Cash at End of Period	97,099	95,108	76,533	117,908	49,267
Supplemental Disclosure of Noncash Investing and Financing Activities
Non-cash redemption of Series F redeemable convertible preferred to stock through issuance of promissory notes			11,000
Accretion of Series E-1 and F Redeemable Convertible Preferred Stock	246	378	992	678	1,513
Conversion of Series A through E of preferred stock to common stock					$ 654,103
Conversion of convertible notes into preferred stock					160,928
Common stock issued				340
Extinguishment of promissory notes for Series F Reedamable Convertible Preferred Stock	(11,000)
Decrease of accounts payable and accrued expenses from state licenses	(1,000)
Acquisition of state licenses included in accounts payable and accrued expenses			1,000
Supplemental Disclosure of Cash Activities
Cash paid for interest	$ 80	61	260	261	$ 285
Series E-1 redeemable convertible preferred stock
Cash Flows from Financing Activities:
Net proceeds due to issuance of Series F Redeemable Convertible Preferred Stock					$ 118,623
Series F redeemable convertible preferred stock
Cash Flows from Financing Activities:
Net proceeds due to issuance of Series F Redeemable Convertible Preferred Stock		$ 7,245	7,824	$ 141,590
Repurchase of Redeemable Convertible Preferred Stock			$ (722)